Note 1 - Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information	12 Months Ended
Dec. 31, 2019
Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information
Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information

Notes to the accompanying Consolidated Financial Statements

1. Introduction, basis for the presentation of the Consolidated Financial Statements, Internal Control over Financial Reporting and other information

1.1 Introduction

Banco Bilbao Vizcaya Argentaria, S.A. (hereinafter “the Bank” or “BBVA") is a private-law entity subject to the laws and regulations governing banking entities operating in Spain. It carries out its activity through branches and agencies across the country and abroad.

The Bylaws and other public information are available for inspection at the Bank’s registered address (Plaza San Nicolás, 4 Bilbao) as noted on its web site (www.bbva.com).

In addition to the activities it carries out directly, the Bank heads a group of subsidiaries, joint ventures and associates which perform a wide range of activities and which together with the Bank constitute the Banco Bilbao Vizcaya Argentaria Group (hereinafter, the “Group” or the “BBVA Group”). In addition to its own separate financial statements, the Bank is required to prepare Consolidated Financial Statements comprising all consolidated subsidiaries of the Group.

As of December 31, 2019, the BBVA Group had 288 consolidated entities and 54 entities accounted for using the equity method (see Notes 3 and 16 and Appendix I to V).

The Consolidated Financial Statements of the BBVA Group for the year ended December 31, 2019 have been authorized for issue on February 28, 2020.

1.2 Basis for the presentation of the Consolidated Financial Statements

The BBVA Group’s Consolidated Financial Statements are presented in compliance with IFRS-IASB (International Financial Reporting Standards as issued by the International Accounting Standards Board), as well as in accordance with the International Financial Reporting Standards endorsed by the European Union (hereinafter, “EU-IFRS”) applicable as of December 31, 2019, considering the Bank of Spain Circular 4/2017, and with any other legislation governing financial reporting applicable to the Group in Spain (see Note 1.3).

The BBVA Group’s accompanying Consolidated Financial Statements for the year ended December 31, 2019 were prepared by the Group’s Directors (through the Board of Directors meeting held on February 10, 2020) by applying the principles of consolidation, accounting policies and valuation criteria described in Note 2, so that they present fairly the Group’s total consolidated equity and financial position as of December 31, 2019, together with the consolidated results of its transactions and cash flows generated during the year ended December 31, 2019.

These Consolidated Financial Statements were prepared on the basis of the accounting records kept by the Bank and each of the other entities in the Group. Moreover, they include the adjustments and reclassifications required to harmonize the accounting policies and valuation criteria used by the Group (see Note 2.2).

All effective accounting standards and valuation criteria with a significant effect in the Consolidated Financial Statements were applied in their preparation.

The amounts reflected in the accompanying Consolidated Financial Statements are presented in millions of euros, unless it is more appropriate to use smaller units. Some items that appear without a balance in these Consolidated Financial Statements are due to how the units are expressed. Also, in presenting amounts in millions of euros, the accounting balances have been rounded up or down. It is therefore possible that the totals appearing in some tables are not the exact arithmetical sum of their component figures.

The percentage changes in amounts have been calculated using figures expressed in thousands of euros.

1.3 Comparative information

Leases

As of January 1, 2019, IFRS 16 “Leases” replaced IAS 17 “Leases” and includes changes in the lessee accounting model (see Note 2.2.19). This amendment was applied using the modified retrospective method and the previous years have not been restated for comparison purposes as allowed by the standard (see Note 2.3).

Income taxes

As mentioned in Note 2.3 and derived from the Annual improvements cycle to IFRSs 2015-2017, the amendment to IAS 12 – “Income Taxes” requires that the tax impacts of the distribution of dividends should be recorded under "Tax expense or income related to profit or loss from continuing operations" in the consolidated income statement for the year. Previously they were recorded under total equity.

In order for the information to be comparable, the information for the years 2018 and 2017 has been restated, recognizing a €76 million profit and a €5 million loss in the consolidated financial statements for such years, respectively, under “Retained earnings“ and “Less: Interim dividends”. This has meant an increase of 1.4% and a decrease of 0.1% in the “Profit or loss attributable to owners of the parent” for the years 2018 and 2017, respectively with respect to amounts previously presented in the consolidated Financial Statements for the year ended December 31, 2018 and 2017. This reclassification has had no impact on the consolidated total equity.

Operating segments

During 2019, there have been changes to the BBVA Group business segments in comparison to the segment structure in 2018 (See Note 6). The information related to business segments as of and for the years ended December 31, 2018 and 2017 has been restated in order to make them comparable, as required by IFRS 8 “Information by business segments”.

Hyperinflationary economies

In 2018, the information as of December 31, 2017 was restated for comparative purposes taking into account the change in accounting policies for hyperinflationary economies in accordance with IAS 29 "Financial information in hyperinflationary economies" (see Note 2.2.20).

Application of IFRS 9

As of January 1, 2018, IFRS 9 “Financial instruments” replaced IAS 39 “Financial Instruments: Recognition and Measurement” and included changes in the requirements for the classification and measurement of financial assets and financial liabilities, the impairment of financial assets and hedge accounting (see Note 2.2.1). As permitted by the standard, IFRS 9 was not applied retrospectively for previous years. As a consequence of the application of IFRS 9, the comparative information for the financial year 2017 included in these Consolidated Financial Statements was subject to some non-significant modifications in order to improve the comparability.

1.4 Seasonal nature of income and expense

The nature of the most significant activities carried out by the BBVA Group’s entities is mainly related to typical activities carried out by financial institutions, and are not significantly affected by seasonal factors within the same year.

1.5 Responsibility for the information and for the estimates made

The information contained in the BBVA Group’s Consolidated Financial Statements is the responsibility of the Group’s Directors.

Estimates were required to be made at times when preparing these Consolidated Financial Statements in order to calculate the recorded or disclosed amount of some assets, liabilities, income, expense and commitments. These estimates relate mainly to the following:

•Loss allowances on certain financial assets (see Notes 7, 12, 13, 14 and 16).

•The assumptions used to quantify certain provisions (see Note 24) and for the actuarial calculation of post-employment benefit liabilities and commitments (see Note 25).

•The useful life and impairment losses of tangible and intangible assets (see Notes 17, 18, 20 and 21).

•The valuation of goodwill and price allocation of business combinations (see Note 18).

•The fair value of certain unlisted financial assets and liabilities (see Notes 7, 8, 10, 11, 12 and 13).

•The recoverability of deferred tax assets (see Note 19).

Although these estimates were made on the basis of the best information available as of the end of the reporting period, future events may make it necessary to modify them (either up or down) over the coming years. This would be done prospectively in accordance with applicable standards, recognizing the effects of changes in the estimates in the corresponding consolidated income statement.

During 2019 there were no significant changes to the assumptions and estimations performed as of December 31, 2018, except as indicated in these Consolidated Financial Statements.

1.6 BBVA Group’s Internal Control over Financial Reporting

BBVA Group’s Consolidated Financial Statements are prepared under an Internal Control over Financial Reporting Model (hereinafter “ICFR"). It provides reasonable assurance with respect to the reliability and the integrity of the consolidated financial statements. It is also aimed to support that the transactions are processed in accordance with the applicable laws and regulations.

The ICFR is in accordance with the control framework established in 2013 by the “Committee of Sponsoring Organizations of the Treadway Commission” (hereinafter, "COSO"). The COSO 2013 framework sets five components that constitute the basis of the effectiveness and efficiency of the internal control systems:

•The establishment of an appropriate control framework.

•The assessment of the risks that could arise during the preparation of the financial information.

•The design of the necessary controls to mitigate the identified risks.

•The establishment of an appropriate system of information to detect and report system weaknesses.

•The monitoring activities over the controls to support they perform correctly and are effective over time.

The ICFR is a dynamic model that evolves continuously over time to reflect the reality of the BBVA Group’s businesses and processes, as well as the risks and controls designed to mitigate them. It is subject to a continuous evaluation by the internal control units located in the different entities of BBVA Group.

These internal control units are integrated within the BBVA internal control model which is based in two pillars:

•A control system organized into three lines of defense that has been updated and strengthened in 2019 :

•The first line of defense (1LoD) is located within the business and support units, which are responsible for identifying risks associated with their processes, as well as for implementing and executing the necessary controls to mitigate them. In 2019, in order to reinforce the adequate risk management in each areas processes, the role of the Risk Control Assurer was created.

•The second line of defense (2LoD) comprises the specialized control units for each type of risk (Legal, IT, Third Party, Finance, Compliance or Processes among others). This second line defines the mitigation and control frameworks for their areas of responsibility across the entire organization and performs challenge to the control model (supervises the implementation and design of the controls and assesses their effectiveness).

•The third line of defense (3LoD) is the Internal Audit unit, which conducts an independent review of the model, verifying the compliance and effectiveness of the model.

•A committee structure, called Corporate Assurance, which enables the escalation of possible weaknesses and internal control issues to the management at a Group level and also in each of the countries where the Group operates.

The ICFR Model is subject to annual evaluations by the Group’s Internal Audit Unit. It is also supervised by the Audit Committee of the Bank’s Board of Directors.

The BBVA Group is also required to comply with the Sarbanes-Oxley Act (hereafter “SOX”) for Consolidated Financial Statements as a listed company with the U.S. Securities and Exchange Commission (“SEC”). The main senior executives of the Group are involved in the design, compliance and implementation of the internal control model to make it effective and to support the quality and accuracy of the financial information.